SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Opening Balance, January 1, 2012	$ 11,469
Net income attributable to redeemable non-controlling interests	(898)	0	0
Addition related to new acquisition of redeemable non-controlling interests (see Note 3)	19,586
Settlement of redeemable non-controlling interests	(7,899)
Foreign currency translation adjustments	105
Ending Balance, December 31, 2012	$ 22,363	$ 11,469